NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Numerator:
Net income/(loss) attributable to iKang Guobin Healthcare Group, Inc.	$ (17,309)	$ (11,251)	$ 18,325
Net income/(loss) attributed to common shareholders for computing net income per common share- basic and diluted	$ (17,309)	$ (11,251)	$ 18,325
Denominator: Weighted average shares outstanding used in computing diluted net income per common share
Basic (in shares)	34,295,160	34,060,579	33,583,005
Diluted (in shares)	34,295,160	34,060,579	34,235,542
Net income/(loss) per common share attributable to common shareholders of iKang Healthcare Group, Inc.
Basic (in dollars per share)	$ (0.50)	$ (0.33)	$ 0.55
Diluted (in dollars per share)	$ (0.50)	$ (0.33)	$ 0.54